Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	100.00%	100.00%	94.00%
Charterer A [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	45.00%	45.00%	47.00%
Charterer B [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	39.00%	39.00%	31.00%
Charterer C [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	16.00%	16.00%	16.00%